Accrued Expenses (Details) (USD $)	Mar. 31, 2014
Accrued Expenses
Accrued loan and swap interest	$ 1,439,237
Accrued IPO charges	469,707
Accrued voyage and vessel operating expenses	87,029
Other	200,413
Total	$ 2,196,386